Document And Entity Information	Sep. 25, 2020
Document And Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Sep. 25, 2020
Entity Registrant Name	BBX CAPITAL CORPORATION
Entity Incorporation, State or Country Code	FL
Entity File Number	001-09071
Entity Tax Identification Number	59-2022148
Entity Address, Address Line One	401 East Las Olas Boulevard
Entity Address, Address Line Two	Suite 800
Entity Address, City or Town	Fort Lauderdale
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33301
City Area Code	954
Local Phone Number	940-4900
Title of 12(b) Security	Class A Common Stock, $.01 par value
Trading Symbol	BBX
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000315858
Amendment Flag	false